Long-term debt (Details 1) (Revolving credit facility) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, initiation date	May 05, 2016
Revolving credit facility, borrowing capacity	CAD 1,300	CAD 800
Revolving credit facility, additional borrowing capacity, up to a maximum of	CAD 1,800
Revolving credit facility, expiration date	May 05, 2021
Revolving credit facility, interest rate description	various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins, based on CN’s debt credit ratings
Revolving credit facility, covenant terms	limits debt as a percentage of total capitalization
Revolving credit facility compliance description	the Company is in compliance
Outstanding borrowings under the revolving credit facility	CAD 0	0
Line of credit facility, draws during period	0	CAD 0
Revolving Credit Facility Tranche One
Line of Credit Facility [Line Items]
Revolving credit facility, borrowing capacity	CAD 420
Revolving credit facility, expiration date	May 05, 2019
Revolving Credit Facility Tranche Two
Line of Credit Facility [Line Items]
Revolving credit facility, borrowing capacity	CAD 880
Revolving credit facility, expiration date	May 05, 2021